MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2013
MARKETABLE SECURITIES [Abstract]
Schedule of classified marketable securities

  As of July 31, 2013 and 2012, the Company's marketable securities were classified as follows:

	July 31, 2013				July 31, 2012
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
Current:
Held-to-maturity:
Certificate of deposit	$50,326	$-	$-	$50,326	$50,246	$-	$-	$50,246
Corporate debt securities	-	-	-	-	176,151	2,025	-	178,176
	$50,326	$-	$-	$50,326	$226,397	$2,025	$-	$228,422
Non-current:
Available-for-sale:
Mutual funds	$1,559,925	$242,041	$12,052	$1,789,914	$1,255,982	$123,203	$-	$1,379,185
Equity securities	515,715	105,341	1,697	619,359	715,750	135,813	15,539	836,024
	$2,075,640	$347,382	$13,749	$2,409,273	$1,971,732	$259,016	$15,539	$2,215,209

Schedule of debt and equity securities

The Company's debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position at July 31, 2013 are as follows.

		Less Than
	Fair Value	12 Months
Mutual funds	$511,322	$12,052
Equity securities	181,684	1,697
Total	$693,006	$13,749

Schedule of investment income

Investment income for the years ended July 31, 2013, 2012 and 2011 consists of the following:

	2013	2012	2011
Interest income	$7,955	$5,121	$44,409
Dividend income	71,943	45,669	48,072
Gain (loss) on sale of marketable securities	(5,572)	(18,606)	10,603
Total	$74,326	$32,184	$103,084